Summary of Significant Accounting Policies - Schedule of Interest Income, Interest Expense and Loan Provision Losses Related to Loans (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Interest income	¥ 1,341,657	¥ 1,342,289	¥ 316,193
Less: Interest expense	(228,320)	(235,620)	(60,085)
Net interest income	¥ 1,113,337	¥ 1,106,669	¥ 256,108